Available-for-sale securities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments, Debt and Equity Securities [Abstract]
Due in one year or less, Cost Basis	$ 161
Due after one year through five years, Cost Basis	595
Due after five years through ten years, Cost Basis	78
Due after ten years, Cost Basis	42
Due in one year or less, Fair Value	162
Due after one year through five years, Fair Value	623
Due after five years through ten years, Fair Value	90
Due after ten years, Fair Value	41
Cost Basis	1,310
Fair Value	1,367
Schedule of Available-for-sale Securities.
Cost Basis	1,479	1,375	1,293
Fair Value	1,586	1,447	1,370
Available-for-sale Securities, Proceeds, Gains and Losses
Proceeds from the sale of available-for-sale securities	306	247	228
Gross gains from the sale of available-for-sale securities	6	4	10
Gross losses from the sale of available-for-sale securities	0	1	1
U.S. governmental agency mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	291	297	258
Fair Value	299	310	273
Residential
Schedule of Available-for-sale Securities.
Cost Basis	26	33	43
Fair Value	25	30	40
Commercial
Schedule of Available-for-sale Securities.
Cost Basis	117	142	164
Fair Value	$ 127	$ 145	$ 168